UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/15 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (15.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.851s, 2032			$131,393	$185,081
IFB Ser. 3408, Class EK, 25.039s, 2037			1,177,836	1,847,267
IFB Ser. 2976, Class LC, 23.733s, 2035			154,323	237,048
IFB Ser. 2979, Class AS, 23.587s, 2034			32,174	38,413
IFB Ser. 3072, Class SB, 22.963s, 2035			495,224	742,119
IFB Ser. 3249, Class PS, 21.657s, 2036			377,195	553,307
IFB Ser. 3065, Class DC, 19.298s, 2035			737,816	1,069,716
IFB Ser. 2990, Class LB, 16.467s, 2034			704,282	933,731
IFB Ser. 3852, Class NT, 5.813s, 2041			2,577,404	2,651,710
IFB Ser. 310, Class S4, IO, 5.763s, 2043			3,530,435	878,196
IFB Ser. 314, Class AS, IO, 5.703s, 2043			15,109,055	3,721,431
Ser. 4132, Class IP, IO, 4 1/2s, 2042			11,296,660	2,088,007
Ser. 4122, Class TI, IO, 4 1/2s, 2042			4,207,023	841,825
Ser. 4018, Class DI, IO, 4 1/2s, 2041			5,031,454	807,750
Ser. 3707, Class PI, IO, 4 1/2s, 2025			2,640,172	235,583
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M3, 4.341s, 2025			10,729,000	10,782,351
Ser. 4121, Class MI, IO, 4s, 2042			22,908,902	5,408,792
Ser. 4116, Class MI, IO, 4s, 2042			10,438,537	2,148,355
Ser. 4013, Class AI, IO, 4s, 2039			18,723,997	2,939,952
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M3, 3.991s, 2025			3,985,000	3,908,173
Ser. 311, IO, 3 1/2s, 2043			10,963,649	2,395,557
Ser. 4165, Class AI, IO, 3 1/2s, 2043			16,119,487	2,741,119
Ser. 303, Class C19, IO, 3 1/2s, 2043			7,291,555	1,505,385
Ser. 304, Class C22, IO, 3 1/2s, 2042			8,137,186	2,000,242
Ser. 4122, Class AI, IO, 3 1/2s, 2042			8,857,192	1,159,530
Ser. 3962, Class EI, IO, 3 1/2s, 2026			21,860,184	2,426,284
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class M3, 3.491s, 2027			3,596,000	3,472,434
Ser. 4182, Class GI, IO, 3s, 2043			27,557,409	3,197,594
Ser. 4141, Class PI, IO, 3s, 2042			9,503,069	1,208,030
Ser. 4158, Class TI, IO, 3s, 2042			24,209,763	3,062,051
Ser. 4165, Class TI, IO, 3s, 2042			27,956,096	3,315,593
Ser. 4176, Class DI, IO, 3s, 2042			26,900,185	3,314,103
Ser. 4171, Class NI, IO, 3s, 2042			15,313,069	1,810,924
Ser. 4183, Class MI, IO, 3s, 2042			8,787,559	1,066,810
Ser. 4201, Class JI, IO, 3s, 2041			28,048,309	3,924,242
Ser. 4206, Class IP, IO, 3s, 2041			11,221,393	1,406,489
Ser. 4215, Class EI, IO, 3s, 2032			31,322,003	4,167,643
Ser. 4004, IO, 3s, 2026			18,783,379	1,494,462
Ser. 4039, Class PI, IO, 2 1/2s, 2027			32,469,404	2,999,280
FRB Ser. T-56, Class A, IO, 0.524s, 2043			9,841,749	165,312
Ser. 3835, Class FO, PO, zero %, 2041			9,584,612	8,301,328
Ser. 3369, Class BO, PO, zero %, 2037			18,917	16,786
Ser. 3391, PO, zero %, 2037			189,008	170,283
Ser. 3300, PO, zero %, 2037			296,267	256,351
Ser. 3206, Class EO, PO, zero %, 2036			15,480	13,745
Ser. 3175, Class MO, PO, zero %, 2036			51,464	46,737
Ser. 3210, PO, zero %, 2036			53,787	50,807
Ser. 3326, Class WF, zero %, 2035			17,387	14,295
FRB Ser. T-56, Class 2, IO, zero %, 2043			4,307,544	—
FRB Ser. 3117, Class AF, zero %, 2036			14,266	11,229
FRB Ser. 3036, Class AS, zero %, 2035			6,600	6,384

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.757s, 2036			642,829	1,185,525
IFB Ser. 06-8, Class HP, 23.868s, 2036			574,106	885,173
IFB Ser. 05-45, Class DA, 23.722s, 2035			1,147,831	1,740,031
IFB Ser. 05-122, Class SE, 22.433s, 2035			1,074,893	1,559,861
IFB Ser. 05-75, Class GS, 19.679s, 2035			324,510	441,235
IFB Ser. 05-106, Class JC, 19.533s, 2035			649,892	972,719
IFB Ser. 05-83, Class QP, 16.899s, 2034			128,567	168,919
IFB Ser. 11-4, Class CS, 12.519s, 2040			1,301,886	1,574,476
Ser. 06-10, Class GC, 6s, 2034			297,653	299,141
IFB Ser. 13-101, Class AS, IO, 5.76s, 2043			20,533,068	5,226,693
IFB Ser. 13-103, Class SK, IO, 5.73s, 2043			8,977,585	2,304,291
IFB Ser. 13-101, Class SE, IO, 5.71s, 2043			10,892,717	2,756,947
IFB Ser. 13-102, Class SH, IO, 5.71s, 2043			11,279,118	2,763,271
Ser. 15-4, Class IO, IO, 4 1/2s, 2045			20,767,646	4,292,257
Ser. 418, Class C24, IO, 4s, 2043			7,007,593	1,463,547
Ser. 12-124, Class UI, IO, 4s, 2042			20,275,831	4,061,249
Ser. 12-118, Class PI, IO, 4s, 2042			23,068,561	4,364,719
Ser. 12-40, Class MI, IO, 4s, 2041			10,411,672	1,534,434
Ser. 12-62, Class EI, IO, 4s, 2041			14,368,982	2,573,644
Ser. 12-22, Class CI, IO, 4s, 2041			12,462,881	2,195,264
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			26,148,215	4,005,907
Ser. 418, Class C15, IO, 3 1/2s, 2043			15,315,554	3,251,445
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			8,900,885	1,344,102
Ser. 14-10, IO, 3 1/2s, 2042			12,977,118	2,128,002
Ser. 12-128, Class QI, IO, 3 1/2s, 2042			16,804,192	2,057,524
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			25,083,592	3,181,703
Ser. 14-20, Class IA, IO, 3 1/2s, 2039			18,636,294	2,510,309
Ser. 15-41, Class IA, IO, 3 1/2s, 2035			19,276,217	2,987,814
Ser. 12-53, Class BI, IO, 3 1/2s, 2027			20,122,691	2,429,412
Ser. 13-55, Class IK, IO, 3s, 2043			7,759,947	1,016,708
Ser. 12-151, Class PI, IO, 3s, 2043			10,917,078	1,419,220
Ser. 12-144, Class KI, IO, 3s, 2042			18,014,754	2,285,892
Ser. 13-35, Class IP, IO, 3s, 2042			8,477,273	907,995
Ser. 13-55, Class PI, IO, 3s, 2042			14,358,835	1,618,384
Ser. 13-35, Class PI, IO, 3s, 2042			25,144,696	2,620,329
Ser. 13-67, Class IP, IO, 3s, 2042			18,097,235	1,898,943
Ser. 13-30, Class IP, IO, 3s, 2041			7,328,491	671,730
Ser. 13-23, Class LI, IO, 3s, 2041			8,835,076	825,196
Ser. 13-7, Class EI, IO, 3s, 2040			19,584,134	3,200,048
Ser. 14-59, Class AI, IO, 3s, 2040			18,885,525	2,480,200
Ser. 14-28, Class AI, IO, 3s, 2040			23,248,072	3,103,981
Ser. 13-69, IO, 3s, 2031			36,433,215	4,336,646
FRB Ser. 03-W10, Class 1, IO, 0.89s, 2043			6,648,950	135,319
FRB Ser. 01-50, Class B1, IO, 0.407s, 2041			633,948	8,519
FRB Ser. 02-W6, Class 1AIO, IO, 0.158s, 2042			807,133	1,766
FRB Ser. 05-W4, Class 1AIO, 0.081s, 2045			177,656	500
Ser. 03-34, Class P1, PO, zero %, 2043			185,416	153,895
Ser. 07-64, Class LO, PO, zero %, 2037			72,159	66,448
Ser. 07-14, Class KO, PO, zero %, 2037			222,908	203,268
Ser. 06-125, Class OX, PO, zero %, 2037			23,084	20,857
Ser. 06-84, Class OT, PO, zero %, 2036			22,332	19,996
Ser. 06-46, Class OC, PO, zero %, 2036			21,147	18,701

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			12,017,023	2,467,576
IFB Ser. 13-129, Class SN, IO, 5.962s, 2043			4,585,510	803,978
IFB Ser. 11-70, Class SM, IO, 5.703s, 2041			5,058,080	871,052
Ser. 14-36, Class WI, IO, 5 1/2s, 2044			15,066,972	3,334,170
Ser. 14-25, Class QI, IO, 5s, 2044			10,712,600	2,275,249
Ser. 13-3, Class IT, IO, 5s, 2043			6,051,493	1,298,923
Ser. 11-116, Class IB, IO, 5s, 2040			3,932,238	207,508
Ser. 13-16, Class IB, IO, 5s, 2040			7,836,403	471,403
Ser. 10-35, Class UI, IO, 5s, 2040			7,023,834	1,439,886
Ser. 10-9, Class UI, IO, 5s, 2040			36,884,132	7,496,847
Ser. 09-121, Class UI, IO, 5s, 2039			13,758,142	2,715,857
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			8,848,849	1,464,485
Ser. 13-20, Class QI, IO, 4 1/2s, 2042			19,535,086	3,717,189
Ser. 12-129, IO, 4 1/2s, 2042			6,463,875	1,418,756
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			6,350,811	1,225,637
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			5,972,917	1,160,986
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			6,829,585	738,346
Ser. 13-34, Class PI, IO, 4 1/2s, 2039			34,424,050	4,546,384
Ser. 14-71, Class BI, IO, 4 1/2s, 2029			19,044,802	2,444,781
Ser. 15-94, IO, 4s, 2045(F)			1,026,921	275,093
Ser. 15-53, Class MI, IO, 4s, 2045			25,054,855	5,949,551
Ser. 14-149, Class IP, IO, 4s, 2044			29,890,459	5,712,363
Ser. 14-2, Class IL, IO, 4s, 2044			10,756,116	2,034,197
Ser. 14-63, Class PI, IO, 4s, 2043			16,187,335	2,785,840
Ser. 15-52, Class IE, IO, 4s, 2043			18,299,653	3,862,142
Ser. 13-4, Class IC, IO, 4s, 2042			21,160,488	4,904,768
Ser. 12-56, Class IB, IO, 4s, 2042			12,366,898	2,231,312
Ser. 12-50, Class PI, IO, 4s, 2041			28,384,360	5,063,770
Ser. 14-4, Class IK, IO, 4s, 2039			10,580,829	1,436,136
Ser. 11-71, Class IK, IO, 4s, 2039			15,776,461	2,061,416
Ser. 14-162, Class DI, IO, 4s, 2038			25,258,661	2,895,165
Ser. 14-133, Class AI, IO, 4s, 2036			20,351,612	2,879,957
Ser. 13-53, Class IA, IO, 4s, 2026			18,109,860	2,119,216
Ser. 15-69, Class XI, IO, 3 1/2s, 2045			22,936,288	3,940,454
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			9,816,131	2,437,444
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			13,635,527	2,547,389
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			8,704,755	1,093,404
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			7,568,358	985,779
Ser. 12-145, IO, 3 1/2s, 2042			10,031,047	2,393,914
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			9,174,626	1,245,180
Ser. 12-136, IO, 3 1/2s, 2042			23,712,249	5,265,068
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			31,298,530	6,689,122
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			14,923,916	1,180,780
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			9,400,210	1,348,272
Ser. 14-141, Class GI, IO, 3 1/2s, 2041			18,580,265	2,536,481
Ser. 15-36, Class GI, 3 1/2s, 2041			15,697,107	2,374,187
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			8,622,835	1,164,083
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			14,792,545	2,173,025
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			25,244,925	3,908,924
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			6,718,530	753,349
Ser. 15-26, Class AI, IO, 3 1/2s, 2039			49,063,405	6,621,597
Ser. 15-87, Class AI, IO, 3 1/2s, 2038			24,847,485	3,202,841
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			15,636,239	2,436,908
Ser. 14-145, Class PI, IO, 3 1/2s, 2029			16,808,662	1,995,020
Ser. 14-44, Class IA, IO, 3 1/2s, 2028			21,999,970	2,421,317
Ser. 13-8, Class BI, IO, 3s, 2042			19,670,137	2,798,797
Ser. 13-53, Class PI, IO, 3s, 2041			12,920,450	1,411,559
Ser. 14-141, Class CI, IO, 3s, 2040			13,033,154	1,519,561
Ser. 13-23, Class IK, IO, 3s, 2037			26,707,891	3,595,416
Ser. 14-46, Class KI, IO, 3s, 2036			8,145,451	939,578
Ser. 14-30, Class KI, IO, 3s, 2029			12,322,123	1,451,090
Ser. 14-5, Class LI, IO, 3s, 2029			13,235,738	1,522,308
Ser. 13-164, Class CI, IO, 3s, 2028			22,746,845	2,685,674
Ser. 14-44, Class IC, IO, 3s, 2028			19,184,176	2,077,570
Ser. 13-H08, IO, 2.929s, 2063			58,756,222	5,366,206
FRB Ser. 15-H16, Class XI, IO, 2.231s, 2065			28,114,004	3,514,251
Ser. 15-H10, Class CI, IO, 1.803s, 2065			33,925,635	4,102,881
Ser. 15-H09, Class BI, IO, 1.708s, 2065			44,354,496	4,688,270
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040			15,722,313	113,358
Ser. 10-151, Class KO, PO, zero %, 2037			488,290	437,855
Ser. 06-36, Class OD, PO, zero %, 2036			33,108	29,041

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			99,847	12,980

				370,304,863
Commercial mortgage-backed securities (20.3%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			5,618,000	5,728,484
FRB Ser. 07-1, Class XW, IO, 0.329s, 2049			6,177,194	41,177

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.343s, 2051			14,518,025	105,677

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class B, 5.325s, 2045			6,500,000	6,507,800
FRB Ser. 05-6, Class F, 5.156s, 2047			2,700,000	2,712,960
FRB Ser. 04-4, Class D, 5.073s, 2042			994,000	1,013,880

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.399s, 2041			1,845,920	25,542
FRB Ser. 04-4, Class XC, IO, 0.172s, 2042			2,845,578	4,072
Ser. 05-1, Class XW, IO, zero %, 2042			46,262,977	463

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.886s, 2050			3,442,000	3,549,046
FRB Ser. 06-PW12, Class AJ, 5.755s, 2038			1,763,000	1,792,479
FRB Ser. 06-PW11, Class AJ, 5.43s, 2039			2,295,000	2,331,577
Ser. 05-T18, Class D, 5.134s, 2042			2,192,000	2,234,481
FRB Ser. 04-PR3I, Class X1, IO, 0.341s, 2041			928,139	1,876

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.43s, 2039			9,423,000	9,410,562
FRB Ser. 06-PW14, Class X1, IO, 0.637s, 2038			14,283,513	202,255

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.557s, 2029			1,510,764	59,855

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.367s, 2049			40,833,025	326,664

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.574s, 2047			1,108,000	1,202,812
FRB Ser. 11-C2, Class E, 5.574s, 2047			1,650,000	1,750,106

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.517s, 2046			51,719,055	3,589,613
FRB Ser. 14-GC19, Class X, IO, 1.319s, 2047			80,832,147	6,135,160

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class E, 4.457s, 2046			7,414,000	6,370,690
FRB Ser. 06-C5, Class XC, IO, 0.543s, 2049			102,596,747	923,371

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.155s, 2045			15,972,906	1,617,832

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046			3,091,000	3,123,236
FRB Ser. 14-CR18, Class C, 4.739s, 2047			2,542,000	2,620,786
Ser. 13-CR11, Class AM, 4.715s, 2046			949,000	1,054,785
FRB Ser. 12-CR1, Class XA, IO, 2.102s, 2045			42,422,693	4,019,041
FRB Ser. 13-LC13, Class XA, IO, 1.418s, 2046			59,072,399	3,876,331
FRB Ser. 14-LC15, Class XA, IO, 1.405s, 2047			33,747,401	2,576,310
FRB Ser. 14-CR17, Class XA, IO, 1.358s, 2047			49,485,863	3,416,091
FRB Ser. 14-CR18, Class XA, IO, 1.294s, 2047			52,718,167	3,856,334
FRB Ser. 14-UBS6, Class XA, IO, 1.08s, 2047			57,947,430	3,920,951
FRB Ser. 14-LC17, Class XA, IO, 1.025s, 2047			40,324,073	2,281,705
FRB Ser. 13-CR13, Class XA, IO, 0.999s, 2023			78,311,617	4,069,855
FRB Ser. 06-C8, Class XS, IO, 0.52s, 2046			46,549,392	259,863

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044			1,918,000	1,722,427
FRB Ser. 14-UBS6, Class D, 3.967s, 2047			2,832,000	2,381,083
Ser. 13-LC13, Class E, 3.719s, 2046			2,278,000	1,721,990
Ser. 14-CR18, Class E, 3.6s, 2047			6,808,000	4,975,036
FRB Ser. 07-C9, Class AJFL, 0.879s, 2049			6,277,000	6,140,412

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.973s, 2041			8,828,000	9,138,304
FRB Ser. 07-C2, Class AX, IO, 0.062s, 2049			79,211,418	253,477

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			1,560,000	1,558,409

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,230,202	1,297,863
FRB Ser. 03-C3, Class AX, IO, 1.928s, 2038			1,565,234	106
FRB Ser. 02-CP3, Class AX, IO, 1.255s, 2035			131,871	2,781

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			1,886,019	1,886,019

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.931s, 2033			538,694	984

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.937s, 2032			76,028	68,425

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.065s, 2045			40,371,525	378

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0.198s, 2049			105,669,295	352,090

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.506s, 2043			6,329,053	11,310

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.711s, 2046			73,611,897	6,527,167

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			4,129,000	3,939,561
FRB Ser. 13-GC10, Class E, 4.414s, 2046			2,352,000	2,036,832

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.751s, 2046			59,416,994	5,093,488
FRB Ser. 14-GC18, Class XA, IO, 1.274s, 2047			39,828,001	2,832,328
FRB Ser. 14-GC22, Class XA, IO, 1.079s, 2047			82,654,032	5,539,308
FRB Ser. 14-GC24, Class XA, IO, 0.891s, 2047(F)			60,860,722	3,453,192

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.632s, 2045			8,757,376	9,140,774
FRB Ser. 11-GC3, Class D, 5.552s, 2044			2,953,000	3,149,924
Ser. 11-GC3, Class E, 5s, 2044			1,692,000	1,622,344
FRB Ser. 13-GC12, Class D, 4.477s, 2046			7,590,000	7,230,993
FRB Ser. 06-GG6, Class XC, IO, 0.004s, 2038			69,132,054	14,172

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class XA, IO, 1.015s, 2047			34,450,448	2,269,482

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.562s, 2046			3,684,000	3,347,064
FRB Ser. 14-C25, Class D, 3.95s, 2047			9,382,000	8,170,922
Ser. 14-C25, Class E, 3.332s, 2047			4,818,000	3,408,271

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.879s, 2047			35,330,170	2,997,058

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.421s, 2047			3,277,000	3,287,655

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			7,346,000	7,576,297
FRB Ser. 07-LD12, Class A3, 5.938s, 2051			1,050,330	1,051,316
FRB Ser. 06-LDP7, Class B, 5.905s, 2045			3,516,000	2,567,549
FRB Ser. 06-LDP6, Class B, 5.561s, 2043			2,858,000	2,861,470
Ser. 06-LDP8, Class B, 5.52s, 2045			935,000	936,019
Ser. 06-LDP8, Class AJ, 5.48s, 2045			7,464,000	7,545,880
Ser. 04-LN2, Class A2, 5.115s, 2041			120,625	120,776
FRB Ser. 04-CBX, Class B, 5.021s, 2037			1,143,000	1,143,228
FRB Ser. 13-LC11, Class D, 4.239s, 2046			2,965,000	2,780,293
FRB Ser. 13-LC11, Class XA, IO, 1.56s, 2046			51,373,365	4,052,845
FRB Ser. 13-C16, Class XA, IO, 1.349s, 2046			66,247,666	4,029,647
FRB Ser. 13-C10, Class XA, IO, 1.282s, 2047			64,847,544	4,165,677
FRB Ser. 06-LDP8, Class X, IO, 0.505s, 2045			37,695,042	179,202
FRB Ser. 07-LDPX, Class X, IO, 0.281s, 2049			50,299,524	475,481

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.213s, 2043			3,439,000	3,798,042
FRB Ser. 07-CB20, Class B, 6.176s, 2051			4,157,000	4,224,279
FRB Ser. 07-CB20, Class C, 6.176s, 2051			1,556,000	1,497,370
FRB Ser. 11-C3, Class E, 5.567s, 2046			1,416,000	1,501,949
FRB Ser. 11-C3, Class F, 5.567s, 2046			4,436,000	4,479,632
FRB Ser. 12-C6, Class E, 5.199s, 2045			1,674,000	1,685,117
FRB Ser. 12-C8, Class D, 4.665s, 2045			7,687,000	7,855,198
FRB Ser. 12-C8, Class E, 4.665s, 2045			4,139,000	4,057,720
FRB Ser. 13-C13, Class D, 4.056s, 2046			2,268,000	2,122,948
Ser. 11-C4, Class F, 3.873s, 2046			7,276,000	6,805,438
Ser. 13-C10, Class E, 3 1/2s, 2047			3,043,000	2,453,571
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			2,038,000	1,591,270
FRB Ser. 05-CB12, Class X1, IO, 0.324s, 2037			6,241,944	11,435
FRB Ser. 06-LDP6, Class X1, IO, 0.128s, 2043			39,950,503	27,766

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			1,225,498	1,257,422

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			333,321	350,821
Ser. 98-C4, Class H, 5.6s, 2035			584,584	604,538

LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class AJ, 5.484s, 2040			2,950,000	2,974,013
FRB Ser. 06-C6, Class C, 5.482s, 2039			2,653,000	2,590,814
Ser. 06-C7, Class A2, 5.3s, 2038			1,389,617	1,391,702
Ser. 06-C1, Class AJ, 5.276s, 2041			1,634,000	1,645,503
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			5,711,708	50,035

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			7,400,000	4,458,648
FRB Ser. 06-C7, Class XCL, IO, 0.653s, 2038			55,282,190	407,761
FRB Ser. 06-C7, Class XW, IO, 0.653s, 2038			33,083,294	244,022
FRB Ser. 07-C2, Class XCL, IO, 0.539s, 2040			126,516,670	1,108,286
FRB Ser. 05-C5, Class XCL, IO, 0.32s, 2040			20,357,208	127,497
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			2,695,794	146
FRB Ser. 05-C7, Class XCL, IO, 0.112s, 2040			34,723,204	61,252

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.447s, 2048			3,057,000	2,671,573

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			3,136	—

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.266s, 2051			1,828,000	1,972,778
FRB Ser. 07-C1, Class A3, 5.835s, 2050			156,686	157,138
FRB Ser. 05-CKI1, Class B, 5.326s, 2037			10,872,000	10,878,523

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.472s, 2039			1,574,324	2,651
FRB Ser. 05-MCP1, Class XC, IO, 0.278s, 2043			2,224,098	58

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.867s, 2037			205,315	13,099
FRB Ser. 05-C3, Class X, IO, 6.457s, 2044			647,202	8,737
FRB Ser. 06-C4, Class X, IO, 6.048s, 2045			3,715,374	504,176

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			7,980,000	8,078,952
Ser. 06-4, Class AJ, 5.239s, 2049			1,709,000	1,732,413

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C12, Class XA, IO, 0.992s, 2046			64,056,901	2,966,091

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class E, 4.897s, 2047			4,378,000	4,018,128
Ser. 14-C17, Class D, 4.698s, 2047			3,128,000	2,938,568
FRB Ser. 12-C6, Class E, 4.661s, 2045			3,386,000	3,340,501
FRB Ser. 13-C11, Class F, 4.415s, 2046			6,212,000	5,426,082
FRB Ser. 13-C10, Class E, 4.082s, 2046			3,285,000	2,752,961
Ser. 14-C17, Class E, 3 1/2s, 2047			4,422,000	3,202,949

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			2,636,000	2,712,201
FRB Ser. 07-HQ12, Class A2, 5.678s, 2049			280,731	281,152
FRB Ser. 07-HQ12, Class A2FX, 5.678s, 2049			1,277,063	1,272,772
Ser. 07-IQ14, Class A2, 5.61s, 2049			515,047	515,893
Ser. 07-HQ11, Class D, 5.587s, 2044			3,512,000	3,277,535
Ser. 07-HQ11, Class AJ, 5.508s, 2044			2,778,000	2,806,947

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.268s, 2043			3,069,000	3,237,795
FRB Ser. 08-T29, Class D, 6.268s, 2043			4,865,000	5,059,114
FRB Ser. 08-T29, Class F, 6.268s, 2043			3,094,000	3,045,734
FRB Ser. 11-C3, Class E, 5.178s, 2049			308,000	318,912

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			329,005	329,005

Selkirk, Ltd. 144A Ser. 1, Class A, 1.329s, 2041 (Cayman Islands)			1,824,774	1,824,774

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,740,918	435,230

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.831s, 2045			60,314,299	5,694,695

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			3,719,000	3,730,678
Ser. 06-C24, Class AJ, 5.658s, 2045			6,431,000	6,486,307
FRB Ser. C22, Class AJ, 5.374s, 2044			9,831,000	9,867,375
FRB Ser. 06-C29, IO, 0.381s, 2048			171,857,408	709,771
FRB Ser. 07-C34, IO, 0.303s, 2046			14,403,226	108,024

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.534s, 2042			676,704	674,877
FRB Ser. 05-C21, Class E, 5.262s, 2044			4,945,000	4,934,072
FRB Ser. 05-C18, Class XC, IO, 0.139s, 2042			1,926,330	674
FRB Ser. 06-C26, Class XC, IO, 0.047s, 2045			10,473,603	5,656

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.474s, 2050			31,858,456	2,537,526

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.777s, 2045			1,806,000	1,716,242
Ser. 14-LC18, Class D, 3.957s, 2047			8,305,590	6,955,932

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56s, 2048			2,851,000	2,929,032
FRB Ser. 13-C14, Class XA, IO, 0.904s, 2046			76,175,282	3,714,307

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.463s, 2044			3,470,438	3,684,286
FRB Ser. 11-C4, Class E, 5.266s, 2044			1,545,768	1,661,286
Ser. 11-C4, Class F, 5s, 2044			3,615,000	3,438,584
Ser. 11-C3, Class E, 5s, 2044			1,601,000	1,519,929
FRB Ser. 14-C19, Class E, 4.971s, 2047			3,600,000	3,010,293
FRB Ser. 12-C7, Class D, 4.839s, 2045			6,107,000	6,397,510
FRB Ser. 12-C7, Class E, 4.839s, 2045			4,300,000	4,273,583
FRB Ser. 13-UBS1, Class E, 4.631s, 2046			2,810,000	2,445,165
FRB Ser. 12-C10, Class E, 4.457s, 2045			2,645,000	2,268,088
Ser. 14-C19, Class D, 4.234s, 2047			3,331,000	3,046,469
FRB Ser. 13-C11, Class D, 4.181s, 2045			2,967,000	2,807,524
Ser. 14-C20, Class D, 3.986s, 2047			6,328,000	5,508,714
Ser. 13-C12, Class E, 3 1/2s, 2048			3,607,000	2,876,839
Ser. 13-C14, Class E, 3 1/4s, 2046			3,222,000	2,542,126
FRB Ser. 12-C9, Class XA, IO, 2.188s, 2045			106,872,355	10,748,153
FRB Ser. 11-C5, Class XA, IO, 1.962s, 2044			37,298,807	3,002,554
FRB Ser. 12-C10, Class XA, IO, 1.774s, 2045			79,277,460	7,253,888
FRB Ser. 13-C11, Class XA, IO, 1.481s, 2045			25,444,665	1,679,704
FRB Ser. 13-C12, Class XA, IO, 1.478s, 2048			23,843,546	1,771,146

				492,938,677
Residential mortgage-backed securities (non-agency) (6.9%)

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A2, 1.226s, 2046			8,733,000	7,698,140

BCAP, LLC Trust 144A
FRB Ser. 10-RR1, Class 3A3, 5.123s, 2035			2,013,000	1,951,805
FRB Ser. 15-RR6, Class 3A2, 1.096s, 2046			6,959,000	5,984,740

Bear Stearns Asset Backed Securities I Trust FRB Ser. 06-EC2, Class M2, 0.607s, 2036			5,972,901	5,072,785

Citigroup Mortgage Loan Trust 144A Ser. 10-8, Class 1A2, 5 1/2s, 2036			3,675,000	3,803,625

Credit-Based Asset Servicing and Securitization, LLC FRB Ser. 05-CB4, Class M4, 0.787s, 2035			10,084,000	8,145,250

First Franklin Mortgage Loan Trust FRB Ser. 06-FF4, Class A3, 0.467s, 2036			2,725,000	2,262,508

First NLC Trust FRB Ser. 05-2, Class M2, 0.711s, 2035			2,975,000	2,411,670

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			134,710	13

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class 1A1B, 0.551s, 2035			13,600,655	11,390,549

GSAA Trust FRB Ser. 05-6, Class M1, 0.621s, 2035			6,436,000	5,357,970

GSAMP Trust
FRB Ser. 05-HE5, Class M3, 0.651s, 2035			10,782,666	8,337,639
FRB Ser. 06-HE2, Class M1, 0.511s, 2046			3,000,000	2,439,120

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1, Class M2, 0.474s, 2036			15,350,000	11,681,350

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-5AR, Class 1M4, 0.821s, 2035			4,121,000	3,373,574

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			4,746,000	3,797,987

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			2,408,667	2,408,667

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-3, Class M3, 0.691s, 2035			7,615,000	6,168,150

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 05-WHQ4, Class M2, 0.681s, 2035			15,000,000	12,116,400

Residential Asset Securities Corp. Trust FRB Ser. 05-KS8, Class M5, 0.831s, 2035			2,643,634	2,121,516

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.171s, 2034			9,599,292	9,074,210
FRB Ser. 05-AR11, Class A1C3, 0.701s, 2045			3,898,029	3,421,616
FRB Ser. 05-AR19, Class A1C3, 0.691s, 2045			10,040,881	8,835,976
FRB Ser. 05-AR13, Class A1C4, 0.621s, 2045			16,351,171	14,143,762
FRB Ser. 05-AR17, Class A1B2, 0.601s, 2045			5,468,412	4,730,176
FRB Ser. 05-AR8, Class 2AC3, 0.581s, 2045			4,311,108	3,808,884
FRB Ser. 05-AR2, Class 2A1B, 0.561s, 2045			2,029,597	1,846,933
FRB Ser. 05-AR17, Class A1B3, 0.541s, 2045			1,627,027	1,403,310
FRB Ser. 05-AR6, Class 2A1C, 0.531s, 2045			7,628,915	6,827,879

Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, 0.861s, 2035			9,892,681	8,133,570

				168,749,774

Total mortgage-backed securities (cost $1,014,791,875)				$1,031,993,314

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (41.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.0%)

Government National Mortgage Association Pass-Through Certificates
5s, July 20, 2041			$4,850,395	$5,389,812
5s, TBA, August 1, 2045			3,000,000	3,265,547
4 1/2s, June 20, 2045			2,077,578	2,249,531
4 1/2s, July 20, 2045			772,648	834,098
4 1/2s, TBA, August 1, 2045			7,000,000	7,546,875
4s, July 20, 2044			4,858,773	5,218,829
4s, August 20, 2045(FWC)			100,000	106,702
4s, July 20, 2044(FWC)			218,000	233,200
4s, July 20, 2045(FWC)			3,900,000	4,168,277
4s, July 15, 2045(FWC)			218,000	235,210
4s, TBA, August 1, 2045			11,000,000	11,682,343
3 1/2s, TBA, August 1, 2045			24,000,000	25,063,126
3s, with due dates from March 20, 2043 to July 20, 2045(FWC)			1,928,189	1,964,663
3s, TBA, August 1, 2045			29,000,000	29,491,640

				97,449,853
U.S. Government Agency Mortgage Obligations (37.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5s, March 1, 2041(FWC)			1,001,220	1,109,868
4 1/2s, May 1, 2044			5,200,538	5,744,365
3 1/2s, with due dates from April 1, 2042 to February 1, 2044			11,947,803	12,442,042
3s, March 1, 2043			3,261,052	3,286,274

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, August 1, 2045			10,000,000	11,359,375
5 1/2s, with due dates from January 1, 2033 to February 1, 2035(FWC)			1,341,055	1,515,323
5s, with due dates from March 1, 2040 to January 1, 2044(FWC)			4,119,463	4,583,573
4 1/2s, with due dates from November 1, 2043 to February 1, 2044			7,039,844	7,778,894
4 1/2s, TBA, August 1, 2045			44,000,000	47,733,127
4s, with due dates from June 1, 2042 to September 1, 2044			55,299,418	59,241,848
4s, May 1, 2045(FWC)			492,119	528,566
4s, April 1, 2045(FWC)			1,292,162	1,387,863
4s, April 1, 2045(FWC)			1,352,872	1,453,069
4s, March 1, 2045(FWC)			956,231	1,027,052
4s, March 1, 2045(FWC)			434,546	466,729
4s, February 1, 2045(FWC)			2,287,864	2,457,309
4s, January 1, 2045(FWC)			135,089	145,094
4s, TBA, August 1, 2045			31,000,000	32,976,250
4s, TBA, July 1, 2045			18,000,000	19,165,781
3 1/2s, with due dates from May 1, 2042 to August 1, 2045			5,072,557	5,281,090
3 1/2s, TBA, August 1, 2045			88,000,000	91,313,746
3 1/2s, TBA, August 1, 2030			1,000,000	1,054,531
3s, with due dates of February 1, 2043			6,858,203	6,922,230
3s, with a due date of July 1, 2043(FWC)			399,055	402,780
3s, TBA, September 1, 2045			82,000,000	82,262,654
3s, TBA, August 1, 2045			498,000,000	500,995,769

				902,635,202

Total U.S. government and agency mortgage obligations (cost $993,173,631)				$1,000,085,055

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$429,000	$437,148

Total U.S. treasury Obligations (cost $428,798)				$437,148

CORPORATE BONDS AND NOTES (24.8%)(a)
			Principal amount	Value

Basic materials (2.1%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$3,130,000	$3,000,412

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			910,000	931,490

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			835,000	885,100

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			950,000	926,598

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			1,170,000	1,142,929

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			112,000	132,932

Corp Nacional del Cobre de Chile 144A sr. unsec. unsub. notes 3 7/8s, 2021 (Chile)			2,775,000	2,803,288

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			355,000	355,340

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			300,000	335,018

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			1,593,000	1,578,375

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			470,000	643,598

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			590,000	561,682

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			65,000	62,952

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			7,035,000	6,424,876

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			7,770,000	7,475,812

International Paper Co. sr. unsec. notes 8.7s, 2038			510,000	706,577

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			3,130,000	2,750,065

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			640,000	665,697

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			110,000	118,289

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			45,000	48,832

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			376,000	372,240

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			215,000	224,850

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			945,000	952,984

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			393,000	417,633

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			4,880,000	5,075,054

Southern Copper Corp. sr. unsec. unsub. notes 5 3/8s, 2020 (Peru)			200,000	218,032

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			135,000	169,580

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			5,975,000	8,067,690

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			637,000	831,733

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			1,385,000	1,758,611

				49,638,269
Capital goods (0.5%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			450,000	436,500

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			3,225,000	3,418,500

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			1,393,000	1,886,197

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2026			1,355,000	1,795,249

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			435,000	554,421

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041			595,000	683,586

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018			720,000	757,265

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019			660,000	737,238

United Technologies Corp. sr. unsec. notes 5.7s, 2040			100,000	118,654

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			2,330,000	2,295,050

				12,682,660
Communication services (2.8%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			880,000	1,022,208

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			670,000	678,126

American Tower Corp. sr. unsec. notes 4s, 2025(R)			7,570,000	7,417,851

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			135,000	138,076

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			2,588,000	2,386,972

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			2,572,000	2,456,929

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			1,415,000	1,403,370

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			3,617,000	3,743,450

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			1,813,000	1,817,014

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			3,645,000	5,049,794

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			700,000	888,420

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			1,325,000	1,664,151

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			1,915,000	2,057,319

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			845,000	1,063,811

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			880,000	981,764

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			243,000	264,394

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			610,000	693,902

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			425,000	403,842

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			2,425,000	2,566,264

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			920,000	940,186

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			2,435,000	3,303,708

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			4,250,000	4,271,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			1,845,000	2,056,952

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			692,000	732,126

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			920,000	1,063,591

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			127,000	3,299,460

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			4,675,000	4,676,253

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			5,588,000	5,238,398

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048			3,906,000	3,471,040

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			640,000	793,897

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			795,000	1,019,891

				67,564,409
Consumer cyclicals (3.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			1,065,000	1,491,402

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			870,000	1,096,634

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			4,690,000	6,479,376

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			4,348,000	4,750,190

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			2,305,000	2,322,228

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			3,817,000	5,015,744

CBS Corp. company guaranty sr. unsec. unsub. notes 4.6s, 2045			1,940,000	1,749,438

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			675,000	876,911

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			1,820,000	1,741,471

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			950,000	1,057,984

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			3,790,000	5,774,550

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			3,453,000	4,410,603

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			350,000	463,015

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			1,860,000	2,030,891

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			105,000	101,605

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			661,000	669,576

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			944,000	953,425

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022			4,395,000	4,234,319

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			1,048,000	1,034,238

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			1,640,000	1,577,257

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			130,000	134,550

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			510,000	590,070

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			2,120,000	2,016,502

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			675,000	894,268

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			266,000	302,858

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			2,124,000	2,305,341

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			660,000	647,341

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			1,280,000	1,254,400

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			840,000	948,150

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			820,000	882,525

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			5,314,000	6,571,314

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			405,000	496,046

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			240,000	240,605

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			1,312,000	1,299,228

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			1,397,000	1,751,117

Nordstrom, Inc. sr. unsec. notes 5s, 2044			1,314,000	1,416,882

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			3,465,000	4,369,545

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022			740,000	753,068

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			640,000	651,501

Owens Corning company guaranty sr. unsec. notes 9s, 2019			3,833,000	4,559,373

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			3,330,000	3,261,452

QVC, Inc. company guaranty sr. notes 4.85s, 2024			1,105,000	1,106,813

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025			944,000	914,389

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			639,000	640,598

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			2,140,000	2,097,598

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			1,850,000	2,459,725

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			911,000	905,306

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			1,305,000	1,323,741

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			520,000	544,683

				93,169,846
Consumer staples (2.2%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			694,000	715,345

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			384,000	479,726

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			5,598,000	8,453,086

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			1,430,000	1,539,943

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			715,000	925,264

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			3,036,000	3,468,997

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			366,000	373,274

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			453,000	447,338

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	285,713

CVS Health Corp. sr. unsec. unsub. notes 5 1/8s, 2045			4,375,000	4,635,396

CVS Pass-Through Trust sr. notes 6.036s, 2028			71,517	80,852

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			2,035,389	2,525,618

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			2,615,000	2,402,301

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			3,456,000	4,295,573

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			2,509,000	2,718,820

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			960,000	974,094

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			400,000	381,917

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			715,000	714,675

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039			1,815,000	2,255,911

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			3,905,000	4,703,908

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			1,703,000	2,159,613

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038			680,000	819,914

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			530,000	643,766

McDonald's Corp. sr. unsec. notes 5.7s, 2039			775,000	884,339

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			610,000	600,884

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			630,000	660,470

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			461,000	471,484

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			654,000	679,142

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			3,665,000	3,645,942

				52,943,305
Energy (1.4%)

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	212,532

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			620,000	679,961

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			2,820,000	2,822,769

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			1,580,000	1,354,850

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			2,375,000	2,126,224

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			1,930,000	1,808,479

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			1,137,000	1,122,788

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			285,000	279,300

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			885,000	1,158,346

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,040,000	931,008

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			525,000	595,817

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			895,000	1,028,701

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			1,095,000	836,297

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.85s, 2115 (Brazil)			3,040,000	2,456,867

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)			2,500,000	2,081,250

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)			820,000	687,931

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			2,535,000	2,478,026

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			2,160,000	2,301,819

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			240,000	261,071

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			130,000	142,718

Spectra Energy Capital, LLC sr. notes 8s, 2019			650,000	768,738

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			1,900,000	2,109,859

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			205,000	182,260

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			1,590,000	1,787,898

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 6 1/2s, 2036 (Bermuda)			82,000	70,475

Williams Cos., Inc. (The) notes 8 3/4s, 2032			383,000	453,639

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			2,565,000	2,427,711

Williams Partners LP sr. unsec. notes 5.4s, 2044			901,000	814,178

Williams Partners LP sr. unsec. notes 4.3s, 2024			919,000	891,039

				34,872,551
Financials (8.4%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			1,725,000	2,227,958

Aflac, Inc. sr. unsec. notes 6.45s, 2040			675,000	827,479

Air Lease Corp. sr. unsec. unsub. notes 4 3/4s, 2020			1,000,000	1,066,080

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			1,900,000	1,903,103

American International Group, Inc. jr. sub. FRB 8.175s, 2058			2,574,000	3,449,160

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			3,255,000	2,965,380

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			2,925,000	2,822,625

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			1,764,000	2,022,523

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			1,485,000	1,747,348

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			1,630,000	1,687,050

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			5,000,000	5,425,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			1,000,000	1,002,609

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,965,000	1,886,365

Bank of America Corp. sub. notes 7 3/4s, 2015			1,465,000	1,467,756

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			905,000	956,773

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			10,338,000	13,713,099

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			763,000	755,370

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017			1,020,000	1,118,905

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			1,685,000	1,902,114

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			2,065,000	2,026,335

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	283,462

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			460,000	471,431

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			5,245,000	5,471,768

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023			1,260,000	1,215,491

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			4,323,000	4,480,137

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			100,000	121,941

Citigroup, Inc. sr. unsec. sub. FRN 0.551s, 2016			1,961,000	1,951,748

CNA Financial Corp. sr. unsec. unsub. notes 3.95s, 2024			650,000	650,681

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,755,000	1,833,975

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			1,865,000	2,175,634

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			510,000	567,183

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)			1,255,000	1,575,402

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)			2,600,000	2,536,061

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			539,000	574,035

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			856,000	1,043,470

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			6,859,000	6,621,315

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			945,000	988,516

EPR Properties unsec. notes 5 1/4s, 2023(R)			1,150,000	1,201,176

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			1,031,000	1,009,091

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			626,000	582,180

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067			2,781,000	2,979,869

General Electric Capital Corp. company guaranty jr. unsec. sub. FRN Ser. A, 7 1/8s, 2049			4,000,000	4,625,000

General Electric Capital Corp. company guaranty jr. unsec. sub. FRN Ser. C, 5 1/4s, perpetual maturity			4,200,000	4,305,000

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			300,000	398,084

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			940,000	1,106,040

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			950,000	1,137,020

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			3,548,000	4,471,814

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			4,755,000	5,275,730

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			3,000,000	2,924,109

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			835,000	888,725

Hospitality Properties Trust sr. unsec. unsub. notes 4.65s, 2024(R)			246,000	245,413

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			875,000	857,854

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			2,000,000	2,654,536

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			4,560,000	6,851,400

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			1,240,000	1,447,675

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,705,000	2,958,629

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			895,000	975,550

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			1,565,000	1,542,257

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			404,000	439,392

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			1,311,000	1,418,897

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,655,000	3,132,693

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			130,000	154,050

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)			225,000	219,320

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			990,000	1,032,075

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			2,145,000	2,165,549

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			2,599,000	3,957,505

Metropolitan Life Global Funding I 144A notes 3s, 2023			715,000	703,645

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025			4,291,000	5,625,205

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			150,000	155,498

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			1,090,000	1,144,500

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			85,000	129,437

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			1,601,000	1,703,464

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			2,500,000	2,281,250

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			5,160,000	5,584,941

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,010,000	1,095,536

Pacific LifeCorp 144A sr. notes 6s, 2020			1,575,000	1,780,038

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			2,910,000	2,913,271

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			357,000	385,547

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			1,135,000	1,420,892

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			455,000	480,303

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			1,465,000	1,480,361

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)			2,640,000	2,916,725

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)			2,600,000	2,689,716

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			2,790,000	2,891,908

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			1,125,000	1,145,536

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			1,125,000	1,133,155

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			1,185,000	1,269,274

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual maturity (France)			230,000	233,450

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			920,000	1,203,675

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			3,119,000	3,425,878

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			2,380,000	2,457,814

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054			311,000	321,016

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			889,000	1,107,563

TIAA Asset Management Finance Co., LLC 144A sr. unsec. notes 4 1/8s, 2024			3,000,000	3,055,683

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			3,965,000	4,143,425

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			975,000	1,304,328

Wells Fargo Bank, NA sr. unsec. sub. notes Ser. BKNT, 6.6s, 2038			250,000	330,086

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			750,000	835,787

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			2,990,000	3,024,953

				204,865,775
Health care (1.0%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			1,058,000	1,042,298

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			1,410,000	1,329,461

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			1,205,000	1,185,345

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			1,660,000	2,035,510

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			665,000	629,947

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			356,000	388,930

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			839,000	899,828

HCA, Inc. company guaranty sr. notes 5s, 2024			2,300,000	2,394,875

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			1,433,000	1,434,304

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			1,432,000	1,429,355

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			2,201,000	2,267,585

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			2,820,000	2,707,200

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			4,394,000	4,641,163

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			244,000	267,641

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			975,000	994,018

				23,647,460
Technology (0.5%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			889,000	892,627

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			1,232,000	1,137,474

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			2,578,000	2,635,657

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			1,075,000	1,132,181

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			425,000	479,188

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045			2,594,000	2,449,615

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			820,000	822,050

Xerox Corp. sr. unsec. unsub. notes 2.8s, 2020			3,025,000	3,019,960

				12,568,752
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			1,520,000	1,708,182

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			390,271	407,346

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			139,693	144,582

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			286,000	270,466

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			1,115,000	1,273,508

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			181,255	203,911

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			460,000	458,275

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			374,406	399,678

				4,865,948
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			382,000	424,020

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			580,000	682,822

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			390,000	404,346

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			38,000	41,040

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			2,280,000	2,808,048

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			480,000	576,903

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			710,000	694,393

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			725,000	740,354

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			845,000	893,211

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			1,940,000	2,082,311

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			830,000	983,392

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			750,000	848,025

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,130,000	1,169,776

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			970,000	1,271,502

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			2,895,000	2,970,994

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			695,000	766,570

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			2,265,000	2,309,054

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			780,000	804,884

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			1,220,000	1,144,943

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			2,710,000	2,822,294

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			510,000	635,305

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			330,000	363,279

Kansas Gas and Electric Co. bonds 5.647s, 2021			397,017	400,988

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			1,274,000	1,140,206

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			1,455,000	1,410,323

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			1,000,000	1,197,730

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037			410,000	513,453

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			360,000	472,550

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			1,455,000	1,543,890

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			295,000	371,413

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037			785,000	922,833

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			460,000	587,439

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			885,000	922,859

PPL WEM, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			3,220,000	3,589,363

Puget Energy, Inc. 144A sr. notes 3.65s, 2025			2,105,000	2,058,418

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			2,840,000	3,508,141

West Penn Power Co. 144A sr. bonds 5.95s, 2017			830,000	905,848

				44,982,920

Total corporate bonds and notes (cost $593,017,386)				$601,801,895

ASSET-BACKED SECURITIES (3.4%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$22,782,000	$22,782,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			59,213,000	59,213,000

Total asset-backed securities (cost $81,995,000)				$81,995,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$1,002,791,500	$792,205

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		191,423,300	304,363

Barclays Bank PLC

2.2775/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.2775		103,445,000	893,765

2.1575/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.1575		103,445,000	502,743

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		399,407,800	674,999

Credit Suisse International

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		423,988,600	5,736,566

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		53,013,100	4,450,980

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		53,013,100	2,631,570

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		51,387,325	2,312,430

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		399,407,800	563,165

2.22/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.22		422,625,000	511,376

(2.52)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.52		422,625,000	29,584

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		518,587,100	751,951

Total purchased swap options outstanding (cost $20,831,997)				$20,155,697

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$99.38		$190,000,000	$2,323,510

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/100.94		190,000,000	685,520

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/99.02		150,400,000	2,376,621

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		212,000,000	461,736

Total purchased options outstanding (cost $7,454,063)				$5,847,387

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$770,000	$1,091,313

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			675,000	936,934

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			845,000	985,828

Total municipal bonds and notes (cost $2,294,968)				$3,014,075

SHORT-TERM INVESTMENTS (23.4%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.09%, August 19, 2015			$25,000,000	$24,998,875

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	145,458,168	145,458,168

Putnam Short Term Investment Fund 0.11%(AFF)		Shares	306,214,950	306,214,950

U.S. Treasury Bills 0.04%, November 19, 2015(SEGSF)(SEGCCS)			$10,460,000	10,457,803

U.S. Treasury Bills 0.03%, November 12, 2015(SEGSF)(SEGCCS)			5,700,000	5,698,803

U.S. Treasury Bills 0.02%, November 5, 2015(SEG)(SEGSF)(SEGCCS)			32,580,000	32,572,670

U.S. Treasury Bills 0.04%, October 22, 2015(SEG)(SEGSF)(SEGCCS)			13,475,000	13,473,127

U.S. Treasury Bills 0.02%, October 15, 2015(SEG)(SEGSF)(SEGCCS)			1,445,000	1,444,854

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)(SEGSF)(SEGCCS)			500,000	499,952

U.S. Treasury Bills 0.01%, October 1, 2015(SEG)(SEGCCS)			24,595,000	24,593,180

U.S. Treasury Bills 0.02%, August 6, 2015(SEGSF)			2,560,000	2,559,994

SSgA Prime Money Market Fund Class N 0.06%(P)		Shares	290,000	290,000

Total short-term investments (cost $568,271,876)				$568,262,376

TOTAL INVESTMENTS

Total investments (cost $3,282,259,594)(b)				$3,313,591,947

FUTURES CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	392	$61,127,500	Sep-15	$2,405,251
U.S. Treasury Bond Ultra 30 yr (Long)	806	128,582,188	Sep-15	777,287
U.S. Treasury Note 2 yr (Short)	529	115,884,063	Sep-15	(265,553)
U.S. Treasury Note 5 yr (Long)	112	13,422,500	Sep-15	64,527
U.S. Treasury Note 10 yr (Long)	1,792	228,368,000	Sep-15	1,607,450

Total				$4,588,962

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $24,541,926) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	$382,846,600	$91,883
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	1,002,791,500	300,837
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	250,697,875	508,917
Barclays Bank PLC

(2.3975)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.3975	103,445,000	1,459,609
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	399,407,800	227,662
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	399,407,800	355,473
Credit Suisse International

(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	211,994,300	5,823,483
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	53,013,100	6,734,466
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	51,387,325	169,578
2.37/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	211,312,500	306,403
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	798,815,600	471,301
(2.37)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	211,312,500	1,656,690
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	518,587,100	197,063
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	518,587,100	420,056
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	21,202,000	2,905,120

Total			$21,628,541

WRITTEN OPTIONS OUTSTANDING at 7/31/15 (premiums $7,326,250) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$100.16	$380,000,000	$2,599,200
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	212,000,000	11,872
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	424,000,000	424
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	188,000,000	2,412,604

Total			$5,024,100

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

2.28275/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.28275	$419,300,000	$(1,593,340)	$956,004
(2.50525)/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.50525	419,300,000	(1,593,340)	(750,547)
2.394/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	209,650,000	1,593,340	612,178
(2.394)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	209,650,000	1,593,340	(836,504)
JPMorgan Chase Bank N.A.

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	200,558,300	(969,098)	824,295
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	200,558,300	(347,768)	246,687
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	47,855,825	(1,273,348)	(69,391)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	47,855,825	(1,339,963)	(262,728)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	47,855,825	(1,172,611)	(310,106)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	101,059,300	(668,204)	(382,004)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	47,855,825	(1,215,969)	(448,888)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	202,118,600	(1,419,883)	(830,707)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	209,608,500	1,388,656	647,481
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	209,608,500	1,339,963	506,833
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	404,237,200	1,293,559	403,429
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	202,118,600	618,887	179,886
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	209,608,500	1,206,780	25,153
(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00	1,000,000	222,000	14,681
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	209,608,500	1,194,768	(155,110)
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	200,558,300	2,220,582	(1,522,239)

Total			$1,078,351	$(1,151,597)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/15 (proceeds receivable $109,571,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, August 1, 2045	$4,000,000	8/13/15	$4,255,000
Federal National Mortgage Association, 4s, July 1, 2045	18,000,000	7/14/15	19,165,781
Federal National Mortgage Association, 3 1/2s, August 1, 2045	1,000,000	8/13/15	1,037,656
Federal National Mortgage Association, 3s, August 1, 2045	82,000,000	8/13/15	82,493,279
Government National Mortgage Association, 4 1/2s, August 1, 2045	2,000,000	8/20/15	2,156,250
Government National Mortgage Association, 4s, August 1, 2045	1,000,000	8/20/15	1,062,031

Total			$110,169,997

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$146,131,800	(E)	$618,457	4/20/19	3 month USD-LIBOR-BBA	1.85%	$371,641
	36,583,500	(E)	(1,235,677)	4/20/27	2.415%	3 month USD-LIBOR-BBA	(297,384)
	133,640,400	(E)	(1,617,089)	9/16/25	3 month USD-LIBOR-BBA	2.60%	1,737,552
	897,723,200	(E)	3,885,131	9/16/20	2.00%	3 month USD-LIBOR-BBA	(7,424,386)
	1,729,426,000	(E)	1,976,450	9/16/17	1.25%	3 month USD-LIBOR-BBA	(6,859,187)
	28,492,400	(E)	(995,385)	9/16/45	3 month USD-LIBOR-BBA	3.10%	1,140,178
	1,440,303,000		1,571,553	6/18/17	0.955%	3 month USD-LIBOR-BBA	(1,849,519)
	211,994,300		1,947,549	7/29/25	2.5675%	3 month USD-LIBOR-BBA	(3,530,835)
	423,988,600		(1,955,944)	7/29/25	3 month USD-LIBOR-BBA	2.43375%	3,797,878
	211,994,300		(744,778)	7/29/25	3 month USD-LIBOR-BBA	2.403%	1,534,159
	211,994,300		(1,062,770)	8/4/25	3 month USD-LIBOR-BBA	2.4575%	2,083,226
	105,364,000		(1,391)	7/27/25	2.41176%	3 month USD-LIBOR-BBA	(1,225,298)
	98,240,000		(1,297)	7/28/25	2.3615%	3 month USD-LIBOR-BBA	(684,573)
	117,696,000		(1,554)	7/30/25	2.339%	3 month USD-LIBOR-BBA	(559,843)
	2,767,000		(94)	7/14/45	2.96%	3 month USD-LIBOR-BBA	(137,401)
	519,414,000		(1,542,781)	7/13/20	1.718%	3 month USD-LIBOR-BBA	(3,022,217)
	44,123,000		(582)	7/24/25	2.41%	3 month USD-LIBOR-BBA	(516,716)
	105,364,000		(1,391)	7/27/25	2.41668%	3 month USD-LIBOR-BBA	(1,272,874)
	77,274,000		(1,020)	7/28/25	2.36043%	3 month USD-LIBOR-BBA	(530,894)
	237,142,000		(1,909)	7/28/20	3 month USD-LIBOR-BBA	1.758%	971,293
	77,274,000		(1,020)	7/28/25	2.36589%	3 month USD-LIBOR-BBA	(569,566)
	77,274,000		(1,020)	7/28/25	2.3675%	3 month USD-LIBOR-BBA	(580,936)
	61,161,000		(492)	7/29/20	3 month USD-LIBOR-BBA	1.71385%	115,757
	61,161,000		(492)	7/29/20	3 month USD-LIBOR-BBA	1.719%	131,064
	8,896,000	(E)	(73)	9/30/25	2.3575%	3 month USD-LIBOR-BBA	(17,090)

	Total		$832,381	$(17,195,971)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,316,858	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(20,503)
2,371,190	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(36,664)
Barclays Bank PLC
4,479,545	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	27,008
3,562,870	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	30,886
2,192,899	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,486)
7,576,802	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,235)
6,956,569	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	29,511
6,430,675	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26,274
1,036,361	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,135)
19,799,474	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34,585)
15,993,404	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	65,345
775,019	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,454
1,390,942	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,683
1,649,823	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11,833)
16,952,070	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(29,612)
21,169,449	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	86,493
6,447,459	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	70,327
324,493	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,431)
990,699	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,048
632,791	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,893
11,475,275	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	46,885
7,154,994	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,498)
3,367,805	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(52,434)
934,600	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,965
3,980,924	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	34,509
18,342,010	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	74,941
3,064,594	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,521
516,973	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,193
1,676,556	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,112
1,215,422	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,156
14,875,918	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,985)
5,541,418	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(9,965)
2,196,258	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,806)
1,098,096	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,403)
1,098,096	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,403)
2,203,576	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,828)
5,723,879	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(17,737)
2,203,445	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,828)
2,178,564	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,901
4,725,027	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,254)
2,874,910	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(12,680)
4,399,966	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(13,634)
852,300	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	11,756
2,189,271	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,824)
3,900,511	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,813)
4,145,239	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	46,723
1,733,810	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,084
9,490,957	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(117,645)
11,201,981	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,567)
5,581,407	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(69,184)
Citibank, N.A.
6,771,456	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,666
9,107,196	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	37,210
Credit Suisse International
16,253,523	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	95,169
2,641,711	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	30,655
3,467,143	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(42,977)
4,015,583	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	68,686
4,124,492	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	56,889
8,803,996	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(106,287)
4,145,239	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(52,680)
5,043,773	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(78,528)
7,814,046	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(121,660)
9,109,129	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(141,823)
7,455,626	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(94,750)
3,728,228	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(47,380)
9,333,419	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(118,614)
4,418,858	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(80,318)
2,841,670	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(35,224)
Goldman Sachs International
4,122,646	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(18,183)
3,180,304	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(14,027)
10,299,278	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(73,871)
3,994,664	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17,618)
5,441,432	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(85,573)
5,441,432	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(85,573)
1,719,040	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(26,580)
5,901,004	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,308)
2,216,844	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,872)
4,479,545	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(27,008)
635,177	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,889)
1,986,757	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(31,861)
133,199	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(955)
4,096,401	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(29,381)
8,083,751	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,121)
299,744	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(524)
799,229	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,396)
1,373,700	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,059)
4,518,091	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(19,927)
4,482,271	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(70,489)
7,394,829	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(53,039)
5,805,524	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(91,299)
8,254,721	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(128,521)
8,046,950	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	110,991
7,532,727	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(95,730)
JPMorgan Chase Bank N.A.
1,315,751	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,485)
8,255,091	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(128,526)
8,047,298	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	110,995

Total	$—	$(1,425,099)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$51,528	$904,000	5/11/63	300 bp	$52,417
	CMBX NA BBB- Index	BBB-/P	54,079	876,000	5/11/63	300 bp	54,941
	CMBX NA BBB- Index	BBB-/P	26,395	438,000	5/11/63	300 bp	26,826
	CMBX NA BBB- Index	BBB-/P	13,534	198,000	5/11/63	300 bp	13,729
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	88,467	798,000	5/11/63	300 bp	89,251
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	60,857	1,483,000	5/11/63	300 bp	62,316
	CMBX NA BBB- Index	BBB-/P	102,818	910,000	5/11/63	300 bp	103,713
	CMBX NA BBB- Index	BBB-/P	6,083	849,000	5/11/63	300 bp	6,918
	CMBX NA BBB- Index	BBB-/P	9,799	844,000	5/11/63	300 bp	10,629
	CMBX NA BBB- Index	BBB-/P	(12,853)	820,000	5/11/63	300 bp	(12,047)
	CMBX NA BBB- Index	BBB-/P	12,276	799,000	5/11/63	300 bp	13,062
	CMBX NA BBB- Index	BBB-/P	23,034	757,000	5/11/63	300 bp	23,778
	CMBX NA BBB- Index	BBB-/P	57,683	745,000	5/11/63	300 bp	58,415
	CMBX NA BBB- Index	BBB-/P	49,008	745,000	5/11/63	300 bp	49,741
	CMBX NA BBB- Index	BBB-/P	59,046	740,000	5/11/63	300 bp	59,774
	CMBX NA BBB- Index	BBB-/P	58,504	735,000	5/11/63	300 bp	59,226
	CMBX NA BBB- Index	BBB-/P	(8,922)	699,000	5/11/63	300 bp	(8,235)
	CMBX NA BBB- Index	BBB-/P	906	697,000	5/11/63	300 bp	1,591
	CMBX NA BBB- Index	BBB-/P	2,764	473,000	5/11/63	300 bp	3,229
	CMBX NA BBB- Index	BBB-/P	44,521	459,000	5/11/63	300 bp	44,972
	CMBX NA BBB- Index	BBB-/P	(2,371)	142,000	5/11/63	300 bp	(2,232)
	CMBX NA BBB- Index	BBB-/P	10,125	139,000	5/11/63	300 bp	10,262
	CMBX NA BBB- Index	BBB-/P	401	88,000	5/11/63	300 bp	488
	CMBX NA BBB- Index	BBB-/P	2,078	17,000	5/11/63	300 bp	2,095
	CMBX NA BBB- Index	BBB-/P	173	7,000	1/17/47	300 bp	36
	CMBX NA BBB- Index	BBB-/P	1,039	146,000	1/17/47	300 bp	(1,825)
	CMBX NA BBB- Index	BBB-/P	2,030	230,000	1/17/47	300 bp	(2,482)
	CMBX NA BBB- Index	BBB-/P	964	542,000	1/17/47	300 bp	(9,669)
	CMBX NA BBB- Index	BBB-/P	6,657	624,000	1/17/47	300 bp	(5,584)
	CMBX NA BBB- Index	BBB-/P	4,465	699,000	1/17/47	300 bp	(9,247)
	CMBX NA BBB- Index	BBB-/P	3,477	699,000	1/17/47	300 bp	(10,235)
	CMBX NA BBB- Index	BBB-/P	13,075	740,000	1/17/47	300 bp	(1,441)
	CMBX NA BBB- Index	BBB-/P	2,332	816,000	1/17/47	300 bp	(13,675)
	CMBX NA BBB- Index	BBB-/P	2,622	816,000	1/17/47	300 bp	(13,385)
	CMBX NA BBB- Index	BBB-/P	2,622	820,000	1/17/47	300 bp	(13,464)
	CMBX NA BBB- Index	BBB-/P	2,622	820,000	1/17/47	300 bp	(13,464)
	CMBX NA BBB- Index	BBB-/P	2,071	827,000	1/17/47	300 bp	(14,152)
	CMBX NA BBB- Index	BBB-/P	2,953	922,000	1/17/47	300 bp	(15,133)
	CMBX NA BBB- Index	BBB-/P	1,973	922,000	1/17/47	300 bp	(16,113)
	CMBX NA BBB- Index	BBB-/P	1,646	922,000	1/17/47	300 bp	(16,440)
	CMBX NA BBB- Index	BBB-/P	12,618	929,000	1/17/47	300 bp	(5,606)
	CMBX NA BBB- Index	BBB-/P	29,062	1,189,000	1/17/47	300 bp	5,738
	CMBX NA BBB- Index	BBB-/P	10,182	1,301,000	1/17/47	300 bp	(15,339)
	CMBX NA BBB- Index	BBB-/P	17	1,683,000	1/17/47	300 bp	(32,998)
	CMBX NA BBB- Index	BBB-/P	8,895	1,779,000	1/17/47	300 bp	(26,003)
	CMBX NA BBB- Index	BBB-/P	8,895	1,779,000	1/17/47	300 bp	(26,003)
	CMBX NA BBB- Index	BBB-/P	7,996	1,869,000	1/17/47	300 bp	(28,667)
	CMBX NA BBB- Index	BBB-/P	8,984	2,520,000	1/17/47	300 bp	(40,450)
	CMBX NA BB Index	—	8,232	1,518,000	5/11/63	(500 bp)	8,274
	CMBX NA BB Index	—	(4,637)	1,273,000	5/11/63	(500 bp)	(4,602)
	CMBX NA BB Index	—	(3,367)	1,181,000	5/11/63	(500 bp)	(2,186)
	CMBX NA BB Index	—	18,619	1,052,000	5/11/63	(500 bp)	18,649
	CMBX NA BB Index	—	(4,864)	931,000	5/11/63	(500 bp)	(4,838)
	CMBX NA BB Index	—	20,597	780,000	5/11/63	(500 bp)	20,619
	CMBX NA BB Index	—	11,831	765,000	5/11/63	(500 bp)	11,852
	CMBX NA BB Index	—	11,235	751,000	5/11/63	(500 bp)	11,256
	CMBX NA BB Index	—	(12,033)	689,000	5/11/63	(500 bp)	(12,014)
	CMBX NA BB Index	—	(770)	675,000	5/11/63	(500 bp)	(95)
	CMBX NA BB Index	—	6,875	665,000	5/11/63	(500 bp)	6,893
	CMBX NA BB Index	—	(3,671)	583,000	5/11/63	(500 bp)	(3,655)
	CMBX NA BB Index	—	(4,666)	581,000	5/11/63	(500 bp)	(4,650)
	CMBX NA BB Index	—	7,659	383,000	5/11/63	(500 bp)	7,669
	CMBX NA BB Index	—	(2,828)	310,000	5/11/63	(500 bp)	(2,819)
	CMBX NA BB Index	—	(2,373)	309,000	5/11/63	(500 bp)	(2,364)
	CMBX NA BB Index	—	(2,960)	309,000	5/11/63	(500 bp)	(2,952)
	CMBX NA BB Index	—	(8,311)	856,000	1/17/47	(500 bp)	6,778
	CMBX NA BB Index	—	(13,266)	684,000	5/11/63	(500 bp)	(13,247)
	CMBX NA BBB- Index	BBB-/P	2,777	2,092,000	5/11/63	300 bp	4,834
	CMBX NA BBB- Index	BBB-/P	(27,275)	1,809,000	5/11/63	300 bp	(25,496)
	CMBX NA BBB- Index	BBB-/P	(22,230)	1,804,000	5/11/63	300 bp	(20,456)
	CMBX NA BBB- Index	BBB-/P	(32,022)	1,654,000	5/11/63	300 bp	(30,395)
	CMBX NA BBB- Index	BBB-/P	6,020	1,300,000	5/11/63	300 bp	7,299
	CMBX NA BBB- Index	BBB-/P	(12,627)	1,257,000	5/11/63	300 bp	(11,391)
	CMBX NA BBB- Index	BBB-/P	8,508	1,155,000	5/11/63	300 bp	9,643
	CMBX NA BBB- Index	BBB-/P	4,758	1,027,000	5/11/63	300 bp	5,768
	CMBX NA BBB- Index	BBB-/P	10,939	918,000	5/11/63	300 bp	11,842
	CMBX NA BBB- Index	BBB-/P	9,126	918,000	5/11/63	300 bp	10,029
	CMBX NA BBB- Index	BBB-/P	(7,515)	898,000	5/11/63	300 bp	(6,632)
	CMBX NA BBB- Index	BBB-/P	(7,939)	848,000	5/11/63	300 bp	(7,105)
	CMBX NA BBB- Index	BBB-/P	(2,815)	842,000	5/11/63	300 bp	(1,987)
	CMBX NA BBB- Index	BBB-/P	(2,802)	840,000	5/11/63	300 bp	(1,976)
	CMBX NA BBB- Index	BBB-/P	560	841,000	5/11/63	300 bp	1,387
	CMBX NA BBB- Index	BBB-/P	(8,355)	834,000	5/11/63	300 bp	(7,535)
	CMBX NA BBB- Index	BBB-/P	4,959	817,000	5/11/63	300 bp	5,762
	CMBX NA BBB- Index	BBB-/P	(14,777)	818,000	5/11/63	300 bp	(13,973)
	CMBX NA BBB- Index	BBB-/P	2,177	807,000	5/11/63	300 bp	2,971
	CMBX NA BBB- Index	BBB-/P	539	776,000	5/11/63	300 bp	1,302
	CMBX NA BBB- Index	BBB-/P	2,684	775,000	5/11/63	300 bp	3,446
	CMBX NA BBB- Index	BBB-/P	27,854	582,000	5/11/63	300 bp	28,426
	CMBX NA BBB- Index	BBB-/P	(2,526)	419,000	5/11/63	300 bp	(2,113)
	CMBX NA BBB- Index	BBB-/P	(3,825)	401,000	5/11/63	300 bp	(3,430)
	CMBX NA BBB- Index	BBB-/P	(728)	215,000	5/11/63	300 bp	(516)
	CMBX NA BBB- Index	BBB-/P	18,907	1,508,000	1/17/47	300 bp	(10,675)
	CMBX NA BBB- Index	BBB-/P	51,771	2,313,000	1/17/47	300 bp	5,048
	CMBX NA BBB- Index	BBB-/P	67,907	2,320,000	1/17/47	300 bp	22,396
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(4,724)	683,000	5/11/63	300 bp	(4,052)
	CMBX NA BBB- Index	BBB-/P	229	88,000	5/11/63	300 bp	316
	CMBX NA BBB- Index	BBB-/P	249	25,000	1/17/47	300 bp	(241)
	CMBX NA BBB- Index	BBB-/P	7,362	273,000	1/17/47	300 bp	2,006
	CMBX NA BBB- Index	BBB-/P	1,402	393,000	1/17/47	300 bp	(6,307)
	CMBX NA BBB- Index	BBB-/P	1,406	394,000	1/17/47	300 bp	(6,323)
	CMBX NA BBB- Index	BBB-/P	2,244	572,000	1/17/47	300 bp	(8,977)
	CMBX NA BBB- Index	BBB-/P	3,591	840,000	1/17/47	300 bp	(12,887)
	CMBX NA BBB- Index	BBB-/P	2,995	840,000	1/17/47	300 bp	(13,483)
	CMBX NA BBB- Index	BBB-/P	2,995	840,000	1/17/47	300 bp	(13,483)
	CMBX NA BB Index	—	15,199	903,000	5/11/63	(500 bp)	15,224
	CMBX NA BB Index	—	(8,674)	818,000	5/11/63	(500 bp)	(8,651)
	CMBX NA BB Index	—	8,364	816,000	5/11/63	(500 bp)	8,387
	CMBX NA BB Index	—	777	640,000	5/11/63	(500 bp)	795
	CMBX NA BB Index	—	8,660	383,000	5/11/63	(500 bp)	8,671
	CMBX NA BB Index	—	(2,968)	309,000	5/11/63	(500 bp)	(2,959)
	CMBX NA BB Index	—	(8,855)	856,000	1/17/47	(500 bp)	6,235
	CMBX NA BB Index	—	(1,477)	741,000	1/17/47	(500 bp)	11,585
	CMBX NA BBB- Index	BBB-/P	5,023	842,000	5/11/63	300 bp	5,851
	CMBX NA BBB- Index	BBB-/P	(3,379)	842,000	5/11/63	300 bp	(2,551)
	CMBX NA BBB- Index	BBB-/P	(7,841)	838,000	5/11/63	300 bp	(7,017)
	CMBX NA BBB- Index	BBB-/P	(8,404)	838,000	5/11/63	300 bp	(7,580)
	CMBX NA BBB- Index	BBB-/P	(8,404)	838,000	5/11/63	300 bp	(7,580)
	CMBX NA BBB- Index	BBB-/P	9,424	825,000	5/11/63	300 bp	10,235
	CMBX NA BBB- Index	BBB-/P	(13,630)	818,000	5/11/63	300 bp	(12,826)
	CMBX NA BBB- Index	BBB-/P	(4,755)	592,000	5/11/63	300 bp	(4,173)
	CMBX NA BBB- Index	BBB-/P	(4,374)	401,000	5/11/63	300 bp	(3,980)
	CMBX NA BBB- Index	BBB-/P	1,813	86,000	1/17/47	300 bp	97
	CMBX NA BBB- Index	BBB-/P	34,584	1,155,000	1/17/47	300 bp	11,923

	Total		$971,314	$372,554

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 24 Index	BBB+/P	$(18,890)	$1,000,000	6/20/20	100 bp	$(3,950)

	Total		$(18,890)	$(3,950)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,427,891,410.
(b)	The aggregate identified cost on a tax basis is $3,294,334,692, resulting in gross unrealized appreciation and depreciation of $70,528,185 and $51,270,930, respectively, or net unrealized appreciation of $19,257,255.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$144,207,935	$292,068,640	$290,818,407	$98,016	$145,458,168
	Putnam Short Term Investment Fund*	289,802,238	343,033,715	326,621,003	231,700	306,214,950
	Totals	$434,010,173	$635,102,355	$617,439,410	$329,716	$451,673,118
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,386,494,931 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,138,440 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,377,361 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$59,213,000	$22,782,000
Corporate bonds and notes	—	597,658,470	4,143,425
Mortgage-backed securities	—	1,007,756,542	24,236,772
Municipal bonds and notes	—	3,014,075	—
Purchased options outstanding	—	5,847,387	—
Purchased swap options outstanding	—	20,155,697	—
U.S. government and agency mortgage obligations	—	1,000,085,055	—
U.S. treasury obligations	—	437,148	—
Short-term investments	451,963,118	116,299,258	—

Totals by level	$451,963,118	$2,810,466,632	$51,162,197

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$4,588,962	$—	$—
Written options outstanding	—	(5,024,100)	—
Written swap options outstanding	—	(21,628,541)	—
Forward premium swap option contracts	—	(1,151,597)	—
TBA sale commitments	—	(110,169,997)	—
Interest rate swap contracts	—	(18,028,352)	—
Total return swap contracts	—	(1,425,099)	—
Credit default contracts	—	(583,820)	—

Totals by level	$4,588,962	$(158,011,506)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of October 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of July 31, 2015

Asset-backed securities	$—	—	—	—	—	—	22,782,000	$22,782,000
Corporate bonds and notes	$—	—	—	—	—	—	4,143,425	$4,143,425
Mortgage-backed securities	$—	—	—	—	—	—	24,236,772	$24,236,772

Totals:	$—	$—	$—	$—	$—	$—	$51,162,197	$51,162,197

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$107,283	$691,103
Interest rate contracts	55,258,414	71,924,057

Total	$55,365,697	$72,615,160

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$541,700,000
Purchased swap option contracts (contract amount)		$5,128,400,000
Written TBA commitment option contracts (contract amount)		$914,600,000
Written swap option contracts (contract amount)		$4,699,500,000
Futures contracts (number of contracts)		4,000
Centrally cleared interest rate swap contracts (notional)		$5,550,600,000
OTC total return swap contracts (notional)		$534,500,000
OTC credit default contracts (notional)		$83,200,000
Centrally cleared credit default contracts (notional)		$600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$6,090,992	$—	$—	$—	$—	$—	$6,090,992
	OTC Total return swap contracts*#	—	617,668	—	64,876	251,399	110,991	110,995	—	1,155,929
	OTC Credit default contracts*#	2,377	784	—	—	53,443	35,739	—	—	92,343
	Centrally cleared credit default contracts§	—	—	450	—	—	—	—	—	450
	Futures contracts§	—	—	—	—	—	—	—	1,808,937	1,808,937
	Forward premium swap option contracts#	—	—	—	—	1,568,182	—	2,848,445	—	4,416,627
	Purchased swap options#	1,096,568	1,396,508	—	674,999	12,819,116	3,416,555	751,951	—	20,155,697
	Purchased options#	—	—	—	—	—	—	5,847,387	—	5,847,387

	Total Assets	$1,098,945	$2,014,960	$6,091,442	$739,875	$14,692,140	$3,563,285	$9,558,778	$1,808,937	$39,568,362

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	14,436,382	—	—	—	—	—	14,436,382
	OTC Total return swap contracts*#	57,167	538,805	—	—	920,241	915,804	149,011	—	2,581,028
	OTC Credit default contracts*#	—	—	—	—	584,787	106,316	—	—	691,103
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	1,587,051	—	3,981,173	—	5,568,224
	Written swap options#	901,637	1,459,609	—	583,135	12,557,949	2,603,972	3,522,239	—	21,628,541
	Written options#	—	—	—	—	—	—	5,024,100	—	5,024,100

	Total Liabilities	$958,804	$1,998,414	$14,436,382	$583,135	$15,650,028	$3,626,092	$12,676,523	$—	$49,929,378

	Total Financial and Derivative Net Assets	$140,141	$16,546	$(8,344,940)	$156,740	$(957,888)	$(62,807)	$(3,117,745)	$1,808,937	$(10,361,016)
	Total collateral received (pledged)##†	$140,141	$10,000	$—	$110,000	$(957,888)	$—	$(3,117,745)	$—
	Net amount	$—	$6,546	$(8,344,940)	$46,740	$—	$(62,807)	$—	$1,808,937

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015